LONG-TERM OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Accrued royalties	$ 17,605	$ 23,566
Other	3,945	2,960
Long-term obligations	$ 21,550	$ 26,526